OTHER INTANGIBLE ASSETS, NET (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2017	$ 438
2018	411
2019	340
2020	327
2021 and after	662
Amortized cost	$ 2,178